As filed with the Securities and Exchange Commission on [date]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, Wisconsin			53202
(Address of principal executive offices)			(Zip code)

Christopher E. Kashmerick Trust for Advised Portfolios 2020 East Financial Way, Suite 100 Glendora, CA 91741
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(626) 914-7385

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2015

Item 1. Reports to Stockholders.

THOMAS CROWN GLOBAL LONG/SHORT EQUITY FUND

– INSTITUTIONAL CLASS (TCLSX)

SEMI-ANNUAL REPORT TO SHAREHOLDERS

MAY 31, 2015

Thomas Crown Global Long/Short Equity Fund

LETTER TO SHAREHOLDERS

Semi-Annual period ending 5.31.15

We are pleased to provide the first semi-quarterly report for the Thomas Crown Global Long/Short Equity Fund. The Fund's inception date was December 31, 2014. This semi-annual report covers the first five months of the Funds existence through May 31, 2015. Since the Fund's inception, TCLSX (Institutional Class) produced a return of 0.20%, underperforming the MSCI World Index return of 5.07% and the S&P 500 Index return of 3.23%.

The first five months of 2015 has produced higher volatility within global equity, global fixed income, foreign exchange, and commodity markets. Global equity markets have taken cues from favorable central bank policies. The European Central Bank began its unprecedented quantitative easing in the 1st quarter. In addition, Japan continued its quantitative easing policy from the end of 2014. China began to loosen policy to support slowing economic growth. Regionally, the Asia Pacific region was the strongest for the 1st 5 months of the year with indices on a price change basis in Japan (Nikkei 225: +17.8%, +13.4% in USD), in Hong Kong (Hang Seng: +16.7%, +16.8% in USD), and Europe (STOXX Europe 600: +16.7%, +5.9% in USD) compared to the S&P 500 +3.2%. Mainland Indices in China (CSI 300: +37%, +37.3% in USD) in 2015 and up 124% over the past year. The loose monetary policy of central banks is driving demand for risk assets. This can be good in the short-term to boost confidence, but is unproven over longer economic cycles. There are already signs of bubble type behavior in certain areas of the market including initial product offerings (IPOs), China, and biotech.

Economic data continued to be mixed with US 1Q GDP negative. Despite the Federal Reserve advising that it will raise short term rates based on economic indicators, the eventual timing continued to be postponed. This monetary stance, differs from other regions of the world that continued to loosen monetary policy by cutting rates and/or implementing quantitative easing. This dichotomy created rotation and volatility in currency, fixed income, commodity and equity markets. Interest rates on 10 year government bonds were essentially unchanged for the first five months of the year despite a high degree of volatility. For example, German 10-year Bund yields began the year at 0.541% and ended May at 0.487%. Within that 5 month time period rates ranged from 0.075% on the low end to 0.724% on the high end. This equates to a 10% price difference on the underlying principal of the German Bund, which also highlights potential risk within fixed income markets from rising rates.

The anticipated change in short rates between the US and other regions continued to impact currency markets with the US Dollar Index (DXY) against main trading partners increasing by 7% in the first five months. The Dollar strength is having a negative impact on commodity markets as they are quoted in Dollars. US multinationals reported weaker earnings in the first quarter due to the dollar and international exporters reported stronger numbers.

Since the Fund's inception, we have had a "conservative" view on global equity markets. Valuations are at the upper end of historical ranges. This has been reflected in our higher cash holding. We continue to evaluate potential investments on a bottom-up fundamental basis with the flexibility to opportunistically take advantage of market and macroeconomic conditions. In the reporting period, the Fund benefited from positions in Technology (Telit Communications Plc, Orbotech Ltd), Healthcare (Mylan, Gilead Sciences, Inc. and Mallinckrodt Plc), and Financials (Mitsubishi UFJ Financial Group and Blackstone LP) and Consumer Discretionary (Pandora A/S). Positions that hurt performance in period included holdings in Consumer Discretionary (STW Communications, Michael Kors, Telsa (short) and Regal Cinemas) and Industrials (Badger Daylighting (short)). The long positions are concentrated on technology companies with market industry leading and niche technologies. Healthcare is another area of focus due to favorable demographics and flow of research and development (R&D). We continued to like areas of consumer discretionary that should benefit from lower oil prices and higher wages. On the short side we are focused on companies with commodity exposure as large investment in the past decade will likely produce excess supply and lower profitability. We are also short companies that we think will be negatively impacted by technological change or obsolesce as well as overvalued equities with little growth in earnings.

Outlook

At the time of this writing volatility has increased with the main drivers being Greece and China. Greece's limbo status within the Euro has been amplified by the populist vote to reject austerity is putting pressure on the foundation of the Euro project. This is both a political and economic issue within Europe with a Greek Euro exit and/or Greek debt default/restructuring likely to happen. The question will be the contagion effect.

Thomas Crown Global Long/Short Equity Fund

LETTER TO SHAREHOLDERS (Continued)

Semi-Annual period ending 5.31.15

More worrisome has been the steep fall in the Chinese equity markets since mid-June. The Chinese government has implemented debt fueled economic growth since the global financial crisis with gross debt increasing from $7 trillion to $28 trillion. The ability to control an equity market that is over $6 trillion is untenable. Historically, after market crashes as the one being experienced in China currently is a recession or worse. The fact that individual investors account for 85% of trading in China only further amplifies the risk on the economy with such a loss in wealth. The potential black swan is China and its impact on the global economy as the 7% growth mandate by the government is under serious threat. A hard landing could have dramatic impact on the global economy and markets. China is the world's second largest economy and one of the top consumers of commodities and producers of finished goods. An economic slowdown could bring further deflationary pressure by lowering demand for commodities and increasing excess manufacturing capacity. China's vast exports have already produced deflation as evidenced at your local Wal-Mart over the past decade.

We will continue to manage the Fund prudently in an attempt to manage downside risk and look for long term opportunities within the global markets.

Sincerely

Frank Crown, CFA and Steve Thomas, CFA

Past performance is not a guarantee of future results.

Opinions expressed are those of the Portfolio Managers as of the date written and are subject to change, are not guaranteed, and should not be considered investment advice.

This report has been prepared for the shareholders and may be distributed to other only if preceded or accompanied by a current prospectus.

Fund holdings and sector allocations are subject to change. Please refer to the Schedule of Investments included in this report for additional portfolio information.

Mutual Fund investing involves risk. Principal loss is possible. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for emerging markets. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested in the securities. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value of the Fund, and money borrowed will be subject to interest costs. The Fund may purchase and sell options on securities which may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may purchase securities of companies that are offered pursuant to an IPO which may fluctuate considerably, may be subject to liquidity risk and could have a magnified impact on Fund performance. By investing in other mutual funds and ETFs, the Fund will bear any share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds including brokerage costs. Investments in debt securities typically decrease when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities.

Thomas Crown Capital, LLC is the Advisor to the Thomas Crown Global Long/Short Equity Fund which is distributed by Quasar Distributors, LLC.

The S&P 500 Index (S&P 500) is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The MSCI World Index is a free-float weighted equity index. It includes developed world markets, and does not include emerging markets.

The Nikkei 225 is a price-weighted index comprised of Japan's top 225 blue-chip companies.

The Hang Seng is a market capitalization weighted index of 40 of the largest companies that trade on the Hong Kong Exchange.

The STOXX Europe 600 represents large, mid and small capitalization companies across 18 countries of the European Region.

The CSI 300 Index is composed with the 300 largest A-Shares listed on the Shanghai Stock Exchange and Shenzen Stock Exchange.

It is not possible to invest directly in an index.

Thomas Crown Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 74.7%
	ADVERTISING – 0.6%
85,000	STW Communications Group, Ltd.	$37,042
	AEROSPACE/DEFENSE – 3.4%
1,100	Boeing Co. (The)	154,572
1,100	Spirit AeroSystems Holdings, Inc. – Class A(1)	60,049
		214,621
	AIRLINES – 3.3%
5,000	easyJet PLC	122,960
6,000	SkyWest, Inc.	88,800
		211,760
	APPAREL – 2.2%
1,200	adidas AG	94,274
1,000	Michael Kors Holdings, Ltd.(1)	46,500
		140,774
	AUTO MANUFACTURERS – 2.0%
3,600	General Motors Co.	129,492
	BANKS – 8.5%
8,000	Bank of America Corp.	132,000
5,100	Barclays PLC – ADR	84,303
13,000	Mitsubishi UFJ Financial Group, Inc. – ADR	95,810
15,000	Mizuho Financial Group, Inc. – ADR	65,850
2,000	Morgan Stanley	76,400
9,000	Regions Financial Corp.	90,810
		545,173
	BEVERAGES – 3.1%
10,000	Ambev SA – ADR	57,500
1,250	Diageo PLC – ADR	138,700
		196,200
	BIOTECHNOLOGY – 2.5%
1,400	Gilead Sciences, Inc.	157,178
	DIVERSIFIED FINANCIAL SERVICES – 1.5%
1,200	ORIX Corp. – ADR	94,488
	ELECTRICAL COMPONENTS & EQUIPMENT – 1.0%
1,000	Leoni AG	65,052
	ELECTRONICS – 1.5%
4,500	Orbotech, Ltd.(1)	94,050
Number of Shares		Value
	COMMON STOCKS (Continued)
	ENTERTAINMENT – 7.0%
4,400	AMC Entertainment Holdings, Inc.	$127,204
1,050	Cedar Fair LP	63,325
3,150	Cinemark Holdings, Inc.	127,670
6,000	Regal Entertainment Group – Class A	125,760
		443,959
	FOOD – 2.3%
1,500	Fresh Market, Inc. (The)(1)	47,625
4,500	Woolworths, Ltd.	96,333
		143,958
	HEALTHCARE-SERVICES – 3.2%
3,200	ICON PLC(1)	207,584
	INTERNET – 1.2%
1,800	Yahoo!, Inc.(1)	77,283
	MEDIA – 3.7%
900	AMC Networks, Inc. – Class A(1)	70,731
850	DIRECTV(1)	77,384
1,700	Meredith Corp.	89,760
		237,875
	PHARMACEUTICALS – 7.0%
1,500	AbbVie, Inc.	99,885
700	Mallinckrodt PLC(1)	90,608
2,100	Mylan NV(1)	152,523
2,100	Sanofi – ADR	103,761
		446,777
	PRIVATE EQUITY – 1.8%
2,600	Blackstone Group LP (The)	113,880
	RETAIL – 6.3%
3,400	Haverty Furniture Cos, Inc.	71,434
350	Kering	61,486
1,700	Pandora AS	170,932
3,000	Zoe's Kitchen, Inc.(1)	95,040
		398,892
	SEMICONDUCTORS – 6.5%
1,000	Linear Technology Corp.	47,850
4,800	NVIDIA Corp.	106,224
700	QUALCOMM, Inc.	48,776
11,800	STMicroelectronics NV – ADR	100,300
4,700	Taiwan Semiconductor Manufacturing Co., Ltd. – ADR	114,116
		417,266

Thomas Crown Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

As of May 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOFTWARE – 2.7%
3,900	Synchronoss Technologies, Inc.(1)	$171,756
	TELECOMMUNICATIONS – 3.4%
1,600	AT&T, Inc.	55,264
38,640	Telit Communications PLC(1)	164,622
		219,886
	TOTAL COMMON STOCKS
	(Cost $4,722,406)	4,764,946
Number of Contracts		Value
	PURCHASED OPTIONS – 0.4%
	Call Options
	Cisco Systems, Inc.
	Exercise Price: $28.00, Expiration
82	Date June 2015	11,644
	Delhaize Group SA
	Exercise Price: $22.50, Expiration
55	Date June 2015	2,750
	Exercise Price: $20.00, Expiration
20	Date September 2015	4,950
	Regal Entertainment Group
	Exercise Price: $22.50, Expiration
81	Date July 2015	2,227
	TOTAL PURCHASED OPTIONS
	(Cost $38,309)	21,571
Principal Amount		Value
	SHORT-TERM INVESTMENT – 26.0%
	Fidelity Institutional Money Market
$1,658,734	Fund, 0.10%(2)	$1,658,734
	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,658,734)	1,658,734
	TOTAL INVESTMENTS – 101.1%
	(Cost $6,419,449)	6,445,251
	Liabilities in Excess of
	Other Assets – (1.1)%	(68,712)
	TOTAL NET ASSETS – 100.0%	$6,376,539

Percentages are stated as a percent of net assets.

ADR – American Depository Receipt.

LP – Limited Partnership

PLC – Public Limited Company

(1)  Non Income Producing

(2)  The rate is the annualized seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

Thomas Crown Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

As of May 31, 2015 (Unaudited)

SECURITIES SOLD SHORT

Number of Shares		Value
	COMMON STOCKS – 2.5%
1,450	ASOS PLC(1)	$81,688
500	athenahealth, Inc.(1)	58,300
3,100	Badger Daylighting, Ltd.	71,792
200	Bitauto Holdings, Ltd. – ADR(1)	12,108
2,000	Five Below, Inc.(1)	66,500
10,000	Glencore PLC	44,010
2,000	Home Capital Group, Inc.	67,658
1,500	iRobot Corp.(1)	47,925
4,000	Isetan Mitsukoshi Holdings, Ltd.	67,292
2,000	Kikkoman Corp.	56,077
4,000	Lundin Petroleum AB(1)	62,957
1,200	MGM Resorts International(1)	24,060
1,000	Nissin Foods Holdings Co., Ltd.	42,702
100	Swatch Group AG (The)	39,708
200	Tesla Motors, Inc.(1)	50,160
400	WEX, Inc.(1)	45,356
	TOTAL COMMON STOCKS
	(Proceeds $814,364)	838,294
	TOTAL SECURITIES SOLD SHORT – 13.1%
	(Proceeds $814,364)	$838,294

Percentages are stated as a percent of net assets.

ADR – American Depository Receipt.

(1)  Non Income Producing.

The accompanying notes are an integral part of these financial statements.

Thomas Crown Global Long/Short Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2015 (Unaudited)

Assets
Investments in securities, at fair value (cost $6,381,140)	$6,423,680
Foreign currency at value (cost $550,684)	546,580
Purchased options, at value (cost $38,309)	21,571
Cash	9,225
Deposits with brokers	213,813
Receivables:
Dividends and interest	6,359
Due from Adviser	10,509
Tax Reclaim	1,152
Prepaid expenses	14,977
Total assets	7,247,866
Liabilities
Securities sold short, at value (proceeds $814,364)	838,294
Interest due to broker	409
Payables:
Dividends on securities sold short	429
Accrued other expenses and liabilities	32,195
Total liabilities	871,327
Net Assets	$6,376,539
Components of Net Assets
Paid-in capital	$6,410,772
Undistributed net investment loss	(12,960)
Accumulated net realized loss on investments, securities sold short, purchased options, and foreign currency	(19,047)
Net unrealized appreciation/depreciation on:
Investments	42,540
Securities sold short	(23,930)
Purchased options	(16,738)
Foreign currency	(4,098)
Net Assets	$6,376,539
Number of shares issued and outstanding (unlimited shares authorized, $0.01 par value)	636,465
Net asset value, redemption price and offering price per share	$10.02

The accompanying notes are an integral part of these financial statements.

Thomas Crown Global Long/Short Equity Fund

STATEMENT OF OPERATIONS

For the Period Ended May 31, 2015 (Unaudited)

Investment Income
Dividends (Net of foreign withholding taxes $1,882)	$27,309
Interest	423
Total Investment Income	27,732
Expenses
Administration fees	34,743
Advisory fees	30,031
Transfer agent fees	14,061
Registration fees	10,868
Audit fees	7,684
Legal fees	6,620
Directors fees	5,436
Compliance fees	4,965
Custody fees	3,147
Reports to shareholders	1,510
Interest expense	946
Dividend expenses on securities sold short	592
Other expenses	5,676
Total expenses	126,279
Expenses waived by adviser	(85,587)
Net expenses	40,692
Net investment loss	(12,960)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(8,414)
Securities sold short	8,245
Purchased options	(14,691)
Foreign currency	(4,187)
Net realized loss	(19,047)
Change in unrealized appreciation (depreciation) on:
Investments	42,540
Securities sold short	(23,930)
Purchased options	(16,738)
Foreign currency	(4,098)
Net change in appreciation (depreciation)	(2,226)
Net realized and unrealized loss	(21,273)
Net Decrease in Net Assets from Operations	$(34,233)

The accompanying notes are an integral part of these financial statements.

Thomas Crown Global Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the Period January 1, 2015* through May 31, 2015 (Unaudited)
Operations
Net investment loss	$(12,960)
Net realized loss on investments, securities sold short, purchased options, and foreign currency	(19,047)
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, purchased options, and foreign currency	(2,226)
Net decrease in net assets from operations	(34,233)
Capital Transactions
Proceeds from shares sold	6,410,897
Cost of shares redeemed	(125)
Net increase in net assets from capital transactions	6,410,772
Total increase in net assets	6,376,539
Net Assets
Beginning of period	—
End of period	$6,376,539
Undistributed net investment loss	$(12,960)
Capital Shares Transactions
Shares sold	636,477
Shares redeemed	(12)
Net increase in shares outstanding	636,465

*  Commencement of operations

The accompanying notes are an integral part of these financial statements.

Thomas Crown Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	For the Period January 1, 2015* through May 31, 2015 (Unaudited)
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss	(0.03	)(1)
Net realized and unrealized gain on investments	0.05
Net increase in net assets from operations	0.02
Net asset value, end of period	$10.02
Total return	0.20	%(2)
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$6,377
Ratio of expenses to average net assets(4)
Before fees waived by the Adviser	6.31	%(3)
After fees waived by the Adviser	2.03	%(3)
Ratio of net investment loss to average net assets(5)
After fees waived by the Adviser	(0.65	)%(3)
Portfolio turnover rate	1.61	%(2)

*  Commencement of operations

(1)  Calculated using average shares method

(2)  Not annualized

(3)  Annualized

(4)  The ratio of expenses to average net assets includes dividends on short positions, interest expense and transactional expenses. For the period ended May 31, 2015, excluding dividends on short positions, interest expense and transactional expenses, the ratios of expenses to average net assets, before fees waived by the Adviser was 6.23%. Excluding dividends on short positions, interest expense and transactional expenses, the ratio of expenses to average net assets, after fees waived by the Adviser was 1.95%.

(5)  The ratio of net investment loss to average net assets includes dividends on short positions, interest expense and transactional expenses. For the period ended May 31, 2015, excluding dividends on short positions, interest expense and transactional expenses, the ratio of net investment loss to average net assets, after fees waived by the Adviser was (0.57)%.

The accompanying notes are an integral part of these financial statements.

Thomas Crown Global Long/Short Equity Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2015 (Unaudited)

NOTE 1 – Organization

Thomas Crown Global Long/Short Equity Fund (the "Fund") is a diversified series of Trust for Advised Portfolios (the "Trust"). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. Thomas Crown Capital, LLC (the Adviser") serves as the investment manager to the Fund. The Fund commenced operations on January 1, 2015. The Fund's investment objective is to provide long-term capital appreciation with reduced volatility and correlation compared to global equity market indices.

NOTE 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

A. Securities Valuation.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund's investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad categories as defined below:

Level 1 – Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Other financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Thomas Crown Global Long/Short Equity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund's consolidated investments in each category investment type as of May 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,764,946	$—	$—	$4,764,946
Purchased Options	—	21,571	—	21,571
Short-Term Investment	1,658,734	—	—	1,658,734
Total Assets	$6,423,680	$21,571	$—	$6,445,251
Liabilities
Common Stocks	$(838,294)	$—	$—	$(838,294)
Total Liabilities	$(838,294)	$—	$—	$(838,294)

Please refer to the Schedule of Investments for further classification.

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end. There were no Level 3 securities held at period end.

B. Securities Sold Short.

The Fund is engaged in selling securities short, which obligates it to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in "Deposits with brokers" on the Statement of Assets and Liabilities. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund on the Statement of Operations.

C. Derivatives.

The Fund may invest in derivatives including futures contracts on stock indices, and call and put options on securities including writing (selling) calls against positions in the portfolio ("covered calls") or writing (selling) puts on securities. The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund's position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions. The Fund will not invest in futures for speculative purposes. The Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated.

Options Contracts – Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing transaction is more than the premium paid.

Thomas Crown Global Long/Short Equity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2015 (Unaudited)

The Fund may also write put and call options. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing transaction is less than the premium received. The Fund, as a writer of an option, has no control over whether the option is exercised and, as a result, bears the market risk of an unfavorable change in the price of the underlying index of the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund did not write any options during the period ended May 31, 2015. The Fund had outstanding purchased option contracts as listed on the Schedule of Investments as of May 31, 2015.

Derivative Investment Holdings Categorized by Risk Exposure – The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Fund's derivative contracts by primary risk exposure as of May 31, 2015:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Value	Statement of Assets and Liabilities location	Value
Equity contracts	Purchased options	$21,571	N/A	$	N/A
Total		$21,571		$	N/A

The following table sets forth the Fund's realized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended May 31, 2015:

Risk exposure category	Purchased options	Total
Equity contracts	$(14,691)	$(14,691)
Total	$(14,691)	$(14,691)

The following table sets forth the Fund's change in unrealized appreciation/(depreciation) by primary risk exposure and by type of derivative contract for the period ended May 31, 2015:

Risk exposure category	Purchased options	Total
Equity contracts	$(16,738)	$(16,738)
Total	$(16,738)	$(16,738)

Volume of derivative instruments for the Fund during the period ended May 31, 2015:

Derivative Type	Unit of Measure	Quarterly Quantity Average
Purchased Options	Contracts	71

D. Security Transactions, Investment Income, and Distributions.

The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the

Thomas Crown Global Long/Short Equity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2015 (Unaudited)

respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

E. Use of Estimates.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

F. Federal Income Taxes.

The Fund has elected to be taxed as a Regulated Investment Company ("RIC") under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income an realized gains and losses is recorded by the fund.

As of and during the period ended May 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did no incur any interest or tax penalties. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years.

G. Indemnification.

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 1.50%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.95% of average daily net assets for Institutional Class Shares, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, extraordinary expenses and brokers' commissions, and other charges relating to the purchase and sale of the Fund's portfolio securities. The Adviser (without the approval of the Board of Trustees) is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement for a period of up to three years following the fiscal year in which the Adviser reduced its compensation and/or assumed expenses for the Fund, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the established cap on expenses for that year. For the period ended May 31, 2015, the Adviser made $85,587 in waivers to the Fund.

U.S. Bancorp Fund Services, LLC ("USBFS") serves as the Fund's administrator. The Fund pays the administrator a monthly fee computed at an annual rate of 0.08 percent of the first $250,000,000 of the Fund's average net assets, 0.06 percent on the next $250,000,000 of the Fund's average net assets and 0.05 percent on the balance of the Fund's average net assets, subject to a $78,000 annual minimum. USBFS also serves as the Fund's transfer agent.

U.S. Bank, N.A. serves as the Fund's custodian. Quasar Distributors, LLC, an affiliate of USBFS, acts as the Fund's distributor and principal underwriter.

Thomas Crown Global Long/Short Equity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2015 (Unaudited)

The Independent Trustees were paid $5,436 for their services during the period ended May 31, 2015. No compensation is paid to the Interested Trustee or officers of the Trust.

NOTE 4 – Investment Transactions

Purchases and sales of investment securities (excluding options) for the Fund for the period ended May 31, 2015, were as follows:

Purchases	$2,480,840
Sales	$50,233

NOTE 5 – Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund's financial statements.

Thomas Crown Global Long/Short Equity Fund

EXPENSE EXAMPLE

For the Period Ended May 31, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to May 31, 2015 (the "period").

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value January 1, 2015	Ending account value May 31, 2015	Expenses paid during the period ended May 31, 2015(1)
Institutional Class
Actual Example	$1,000.00	$1,002.00	$8.42
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,012.28	8.46

(1)  Expenses are equal to the Fund's annualized expense ratio of 2.03% for Institutional Class shares, multiplied by the average account value over the period, multiplied by 151/365. Assumes all dividends and distributions were reinvested.

Thomas Crown Global Long/Short Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT FOR THE THOMAS CROWN GLOBAL LONG/SHORT EQUITY FUND

At a meeting held on November 17-18, 2015, the Board of Trustees (the "Board") of Trust for Advised Portfolios (the "Trust"), including all Trustees who are not "interested persons" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), approved a new investment advisory agreement ("Advisory Agreement") with Thomas Crown Capital, L.P. ("Thomas Crown" or the "Adviser"), for the Thomas Crown Global Long/Short Equity Fund (the "Fund"), a new series of the Trust. Ahead of the November meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services to be provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board's initial approval of the Advisory Agreement:

In considering the approval of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

•  In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser's specific responsibilities in all aspects of day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel that would be involved in the day-to-day activities of the Fund. The Board reviewed the proposed services that Thomas Crown would provide to the Fund as investment adviser, noting to what degree those services extended beyond portfolio management. The Trustees also considered the structure of the compliance procedures and the trading capability of Thomas Crown. The Board concluded that Thomas Crown had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that, in the Board's view, the nature, overall quality, and extent of the management services to be provided would be satisfactory and reliable.

•  As the Fund was newly created, the Board was unable to review the performance of the Fund.

•  The Trustees also reviewed the anticipated cost of the proposed services, the proposed structure and level of advisory fees payable by the Fund. After reviewing the materials that were provided, the Trustees concluded that the fees to be received by Thomas Crown were fair and reasonable.

•  The Trustees discussed the likely overall profitability of Thomas Crown from managing the Fund. In assessing profitability, the Trustees reviewed Thomas Crown's financial information provided in the Board materials and took into account both the likely direct and indirect benefits to Thomas Crown from managing the Fund. The Trustees concluded that Thomas Crown's profit from managing the Fund would likely not be excessive and, after review of relevant financial information, Thomas Crown appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

Thomas Crown Global Long/Short Equity Fund

OTHER INFORMATION (Unaudited)

Proxy Voting

The Fund's proxy voting guidelines and a record of the Fund's proxy votes for the period ended June 30, 2015, will be available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Adviser

Thomas Crown Capital, LLC
90 West Wieuca Road, Suite 217
Atlanta, GA 30342

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal Counsel

Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006-1806

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

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Item 11. Controls and Procedures.

(a)         The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable for Semi-Annual Reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/S/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	8/7/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	8/7/15

By	/S/ Russell B. Simon
Russell B. Simon, Treasurer

Date	8/7/15

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